Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Assets Carried at Fair Value

The fair value of assets carried at fair value was determined using the following inputs (in thousands):

	Balance at December 31, 2013	(Level 1)	(Level 2)	(Level 3)
Cash equivalents:
Money market funds	$81,817	$72,717	$9,000	$—
Other assets:
Certificates of deposit	$630	$—	$630	$—

	Balance at December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Cash equivalents:
Money market funds	$34,265	$34,265	$—	$—
Other assets:
Certificates of deposit	$500	$—	$500	$—